Summary of Significant Accounting Policies - Schedule of Changes in Deferred Revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes in Deferred Revenue [Abstract]
Balance, beginning of year	¥ 33,839	¥ 6,341
Revenue earned	(31,639)	(3,617)
Revenue deferred	117,135	31,115
Balance, end of year	¥ 119,335	¥ 33,839